Stockholders' Equity - Schedule of Stock Options Information (Details) (Lazy Days' R.V. Center, Inc.) - Lazydays' RV Center Inc [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Options Outstanding Exercise Price | $ / shares
Outstanding Number of Options	283,333
Options Exercisable Weighted Average Remaining Life In Years	0 years
Exercisable Number of Options
Exercise Price Range One [Member]
Options Outstanding Exercise Price | $ / shares	$ 21.77
Outstanding Number of Options	216,667
Options Exercisable Weighted Average Remaining Life In Years	0 years
Exercisable Number of Options
Exercise Price Range Two [Member]
Options Outstanding Exercise Price | $ / shares	$ 26.00
Outstanding Number of Options	66,666
Options Exercisable Weighted Average Remaining Life In Years	0 years
Exercisable Number of Options